                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        June 30, 2001
                                               --------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------

    This Amendment (Check only one.):   [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Eminence Capital, LLC
Address:   200 Park Avenue, Suite 3300
           New York, New York  10166


Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ricky C. Sandler
Title:  Managing Member
Phone:  (212) 808-3590

Signature, Place, and Date of Signing:

/s/ Ricky C. Sandler                   New York, New York                August 9, 2001
-----------------------------          ------------------                ---------------
          [Signature]                      [City, State]                        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0
                                               -----------

Form 13F Information Table Entry Total:            55
                                               -----------

Form 13F Information Table Value Total:         $ 590,156
                                               ------------
                                                (thousands)



List of Other Included Managers:

None





[634603-1]

                                                                      Value
 Name of Issuer                     Title Of Class      Cusip      (X $1,000)           Shares
 3 Com Corp                         Common             885535104         6,175          1,300,000
Abercrombie & Fitch Co              CL A               002896207         2,225             50,000
Allergan Inc                        Common             018490102         4,275             50,000
Anntaylor Stores Corp               Common             036115103         3,580            100,000
 AT&T Corp                          Com Lib GRP A      001957208        23,612          1,350,000
 Bally Total Fitness Hldg Corp      Common             05873K108         2,221             75,000
Bebe Stores Inc                     Common             075571109         8,326            285,521
 Centurytel Inc                     Common             156700106         8,636            285,000
 Chico's Fas Inc                    Common             168615102         1,488             50,000
 Cintas Corp                        Common             172908105         2,313             50,000
 Cordiant Comms Grp PLC             Spon ADR New       218514206         3,534            275,000
Dow Jones & Co Inc                  Common             260561105        17,913            300,000
Duane Reade Inc                     Common             263578106         3,250            100,000
 Energizer Hldgs Inc                Common             29266R108        17,213            750,000
Fidelity Natl Finl Inc              Common             316326107        12,359            503,000
Finlay Enterprises Inc              Common New         317884203         4,725            420,000
Heidrick & Struggles Intl Inc       Common             422819102         1,017             50,000
 Honeywell Intl Inc                 Common             438516106        19,245            550,000
IBP Inc                             Common             449223106        11,363            450,000
 Idexx Labs Corp                    Common             45168D104         1,563             50,000
 Insignia Finl Group Inc New        Common             45767A105        12,662          1,029,400
 Insituform Technologies Inc        CL A               457667103         1,825             50,000
Intimate Brands Inc                 CL A               461156101         6,782            450,000
 Iron Mtn Inc (Pa)                  Common             462846106        32,509            725,000
 J P Morgan Chase & Co              Common             46625H100        14,495            325,000
 Labranche & Co Inc                 Common             505447102         4,350            150,000
 LNR Ppty Corp                      Common             501940100        32,725            935,000
 Maximus Inc                        Common             577933104         8,018            200,000
 Nautica Enterprises Inc            Common             639089101        13,662            668,700
 Nike Inc                           CL B               654106103        31,493            750,000
 Omnicare Inc                       Common             681904108        43,935          2,175,000
 Oxford Health Plans Inc            Common             691471106        10,010            350,000
 Palm Inc                           Common             696642107           888            146,262
Payless Shoesource Inc              Common             704379106        21,028            325,000
PFSWeb Inc                          Common             717098107           290            275,811
 Polo Ralph Lauren Corp             CL A               731572103        14,414            558,700
 Quiksilver Inc                     Common             74838C106         1,250             50,000
 Rayovac Corp                       Common             755081106         3,728            175,000
 Rockwell Intl Corp New             Common             773903109         8,386            220,000
 Rockwell Intl Corp New             Common             773903109         2,725            177,500
Rogers Communications Inc           CL B               775109200        12,726            840,000
 Ross Stores Inc                    Common             778296103        40,715          1,700,000
 Midcap SPDR TR                     Unit Ser 1         595635103         9,525            100,000
 Scripps E W Co Ohio                CL A               811054204        14,456            209,500
Sprint Corp                         PCS Com Ser 1      852061506         6,038            250,000

                                                             Investment        Other             Voting Authority
 Name of Issuer                     SH/PRN    Put/Call       Discretion       Managers     Sole         Shared     None
 3 Com Corp                         SHARES                   SOLE                          1,300,000
Abercrombie & Fitch Co              SHARES                   SOLE                             50,000
Allergan Inc                        SHARES                   SOLE                             50,000
Anntaylor Stores Corp               SHARES                   SOLE                            100,000
 AT&T Corp                          SHARES                   SOLE                          1,350,000
 Bally Total Fitness Hldg Corp      SHARES                   SOLE                             75,000
Bebe Stores Inc                     SHARES                   SOLE                            285,521
 Centurytel Inc                     SHARES                   SOLE                            285,000
 Chico's Fas Inc                    SHARES                   SOLE                             50,000
 Cintas Corp                        SHARES                   SOLE                             50,000
 Cordiant Comms Grp PLC             SHARES                   SOLE                            275,000
 Cordiant Comms Grp PLC             SHARES                   SOLE                          1,250,000
Dow Jones & Co Inc                  SHARES                   SOLE                            300,000
Duane Reade Inc                     SHARES                   SOLE                            100,000
 Energizer Hldgs Inc                SHARES                   SOLE                            750,000
Fidelity Natl Finl Inc              SHARES                   SOLE                            503,000
Finlay Enterprises Inc              SHARES                   SOLE                            420,000
Heidrick & Struggles Intl Inc       SHARES                   SOLE                             50,000
 Honeywell Intl Inc                 SHARES                   SOLE                            550,000
IBP Inc                             SHARES                   SOLE                            450,000
 Idexx Labs Corp                    SHARES                   SOLE                             50,000
 Insignia Finl Group Inc New        SHARES                   SOLE                          1,029,400
 Insituform Technologies Inc        SHARES                   SOLE                             50,000
Intimate Brands Inc                 SHARES                   SOLE                            450,000
 Iron Mtn Inc (Pa)                  SHARES                   SOLE                            725,000
 J P Morgan Chase & Co              SHARES                   SOLE                            325,000
 Labranche & Co Inc                 SHARES                   SOLE                            150,000
 LNR Ppty Corp                      SHARES                   SOLE                            935,000
 Maximus Inc                        SHARES                   SOLE                            200,000
 Nautica Enterprises Inc            SHARES                   SOLE                            668,700
 Nike Inc                           SHARES                   SOLE                            750,000
 Omnicare Inc                       SHARES                   SOLE                          2,175,000
 Oxford Health Plans Inc            SHARES                   SOLE                            350,000
 Palm Inc                           SHARES                   SOLE                            146,262
Payless Shoesource Inc              SHARES                   SOLE                            325,000
PFSWeb Inc                          SHARES                   SOLE                            275,811
 Polo Ralph Lauren Corp             SHARES                   SOLE                            558,700
 Quiksilver Inc                     SHARES                   SOLE                             50,000
 Rayovac Corp                       SHARES                   SOLE                            175,000
 Rockwell Intl Corp New             SHARES                   SOLE                            220,000
 Rockwell Intl Corp New             SHARES                   SOLE                            177,500
Rogers Communications Inc           SHARES                   SOLE                            840,000
 Ross Stores Inc                    SHARES                   SOLE                          1,700,000
 Midcap SPDR TR                     SHARES                   SOLE                            100,000
 Scripps E W Co Ohio                SHARES                   SOLE                            209,500
Sprint Corp                         SHARES                   SOLE                            250,000

                                                                      Value
 Name of Issuer                     Title Of Class      Cusip      (X $1,000)           Shares
 Steiner Leisure Ltd                ORD                P8744Y102        16,360            818,000
 Stratos Lightwave Inc              Common             863100103           677             52,100
 Hilfiger Tommy Corp                ORD                G8915Z102         1,400            100,000
 United Pan Europe Communctn Nv     Spon ADR A Shs     911300200         2,646          1,050,000
 Ventana Medl Sys Inc               Common             92276H106         1,575             50,000
 Ventas Inc                         Common             92276F100        21,114          1,928,200
 Viacom Inc                         CL B               925524308        15,525            300,000
 Stewart W P & Co Ltd               Common             G84922106        22,168            904,800
 Watson Pharmaceuticals Inc         Common             942683103         3,082             50,000
 Williams Sonoma Inc                Common             969904101         1,941             50,000


                                                             Investment        Other             Voting Authority
 Name of Issuer                     SH/PRN    Put/Call       Discretion       Managers     Sole         Shared     None
 Steiner Leisure Ltd                SHARES                   SOLE                            818,000
 Stratos Lightwave Inc              SHARES                   SOLE                             52,100
 Hilfiger Tommy Corp                SHARES                   SOLE                            100,000
 United Pan Europe Communctn Nv     SHARES                   SOLE                          1,050,000
 Ventana Medl Sys Inc               SHARES                   SOLE                             50,000
 Ventas Inc                         SHARES                   SOLE                          1,928,200
 Viacom Inc                         SHARES                   SOLE                            300,000
 Stewart W P & Co Ltd               SHARES                   SOLE                            904,800
 Watson Pharmaceuticals Inc         SHARES                   SOLE                             50,000
 Williams Sonoma Inc                SHARES                   SOLE                             50,000